Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis
	As at December 31, 2024		As at December 31, 2023		Fair value level
USD'000	Carrying amount	Fair value	Carrying amount	Fair value		Note ref.
Nonrecurring fair value measurements
Accounts receivable	3,825	3,825	5,053	5,053	3	8
Accounts payable	10,073	10,073	6,963	6,963	3	16
Notes payable	4,828	4,828	1,278	1,278	3	17-20
Bonds, mortgages and other long-term debt	-	-	1,654	1,654	3	19
Convertible note payable, noncurrent	-	-	1,519	1,846	3	19
Indebtedness to related parties, noncurrent	3,105	3,105	9,695	9,695	3	20